UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-01241

Investment Company Act File Number

Eaton Vance Growth Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

February 29, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Focused Global Opportunities Fund

Eaton Vance Focused International Opportunities Fund

Eaton Vance International Small-Cap Fund

Eaton Vance

Focused Global Opportunities Fund

February 29, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 95.6%

Security	Shares	Value
Australia — 3.8%
Brambles, Ltd.	13,619	$121,041

		$121,041

Belgium — 3.5%
Anheuser-Busch InBev SA/NV	1,002	$112,101

		$112,101

China — 1.4%
Alibaba Group Holding, Ltd. ADR(1)	620	$42,662

		$42,662

France — 3.1%
LVMH Moet Hennessy Louis Vuitton SE	596	$99,018

		$99,018

Ireland — 3.7%
Perrigo Co. PLC	937	$118,296

		$118,296

Israel — 3.7%
Teva Pharmaceutical Industries, Ltd. ADR	2,125	$118,150

		$118,150

Japan — 10.0%
FANUC Corp.	445	$65,344
Keyence Corp.	122	63,055
Mitsubishi Estate Co., Ltd.	1,645	30,558
Mitsubishi UFJ Financial Group, Inc.	27,600	119,102
Nippon Telegraph & Telephone Corp.	929	39,341

		$317,400

Switzerland — 3.2%
Credit Suisse Group AG	7,471	$99,993

		$99,993

United Kingdom — 15.4%
Diageo PLC	4,488	$115,343
Prudential PLC	4,584	79,827
Shire PLC	1,341	69,959
St. James’s Place PLC	5,999	71,265
Vodafone Group PLC	24,874	75,440
Worldpay Group PLC(1)(2)	18,907	75,496

		$487,330

United States — 47.8%
Alphabet, Inc., Class A(1)	225	$161,375
C.H. Robinson Worldwide, Inc.	1,393	97,273
Celgene Corp.(1)	756	76,227
Dollar General Corp.	1,996	148,203
Facebook, Inc., Class A(1)	1,311	140,172
Lowe’s Cos., Inc.	1,839	124,188
McKesson Corp.	550	85,591
Schlumberger, Ltd.	1,966	141,002
Synchrony Financial(1)	4,012	108,123

1

Security	Shares	Value
United Technologies Corp.	1,238	$119,616
Verisk Analytics, Inc.(1)	1,110	80,852
Visa, Inc., Class A	1,534	111,046
Wells Fargo & Co.	2,506	117,582

		$1,511,250

Total Common Stocks (identified cost $3,356,539)		$3,027,241

Exchange-Traded Funds — 3.0%

Security	Shares	Value
Equity Funds — 3.0%
iShares MSCI Japan ETF	8,620	$93,872

Total Exchange-Traded Funds (identified cost $98,226)		$93,872

Short-Term Investments — 0.5%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.45%(3)	$15	$15,198

Total Short-Term Investments (identified cost $15,198)		$15,198

Total Investments — 99.1% (identified cost $3,469,963)		$3,136,311

Other Assets, Less Liabilities — 0.9%		$28,901

Net Assets — 100.0%		$3,165,212

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 29, 2016, the aggregate value of these securities is $75,496 or 2.4% of the Fund’s net assets.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 29, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended February 29, 2016 was $153.

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	19.8%	$626,450
Information Technology	18.8	593,806
Industrials	15.3	484,126
Health Care	14.8	468,223
Consumer Discretionary	11.7	371,409
Consumer Staples	7.2	227,444
Energy	4.4	141,002

2

Sector	Percentage of Net Assets	Value
Telecommunication Services	3.6%	$114,781
Exchange-Traded Funds	3.0	93,872
Short-Term Investments	0.5	15,198

Total Investments	99.1%	$3,136,311

Abbreviations:

ADR	-	American Depositary Receipt

Eaton Vance Focused Global Opportunities Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund commenced operations on December 17, 2015. The Fund’s investment objective is to seek long-term capital appreciation.

Investment Valuation and Other

The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

The Fund did not have any open financial instruments at February 29, 2016.

3

The cost and unrealized appreciation (depreciation) of investments of the Fund at February 29, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$3,469,963

Gross unrealized appreciation	$42,183
Gross unrealized depreciation	(375,835)

Net unrealized depreciation	$(333,652)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 29, 2016, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Asia/Pacific	$42,662	$438,441		$—	$481,103
Developed Europe	118,296	798,442		—	916,738
Developed Middle East	118,150	—		—	118,150
North America	1,511,250	—		—	1,511,250
Total Common Stocks	$1,790,358	$1,236,883	*	$—	$3,027,241
Exchange-Traded Funds	$93,872	$—		$—	$93,872
Short-Term Investments	—	15,198		—	15,198
Total Investments	$1,884,230	$1,252,081		$—	$3,136,311

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

4

Eaton Vance

Focused International Opportunities Fund

February 29, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.4%

Security	Shares	Value
Australia — 6.5%
Brambles, Ltd.	13,835	$122,961
Commonwealth Bank of Australia	1,572	78,422

		$201,383

Belgium — 3.7%
Anheuser-Busch InBev SA/NV	1,010	$112,995

		$112,995

China — 1.7%
Alibaba Group Holding, Ltd. ADR(1)	747	$51,401

		$51,401

Denmark — 2.9%
Novo Nordisk A/S, Class B	1,752	$90,201

		$90,201

France — 4.7%
LVMH Moet Hennessy Louis Vuitton SE	873	$145,038

		$145,038

Germany — 6.1%
Bayer AG	847	$87,807
Infineon Technologies AG	8,334	101,153

		$188,960

Hong Kong — 2.9%
AIA Group, Ltd.	17,925	$91,167

		$91,167

Ireland — 3.3%
Kerry Group PLC, Class A	1,183	$103,182

		$103,182

Israel — 3.4%
Teva Pharmaceutical Industries, Ltd. ADR	1,898	$105,529

		$105,529

Japan — 18.7%
FANUC Corp.	540	$79,294
Keyence Corp.	144	74,425
Mitsubishi Estate Co., Ltd.	2,010	37,338
Mitsubishi UFJ Financial Group, Inc.	24,040	103,740
Nidec Corp.	1,655	110,853
Nippon Telegraph & Telephone Corp.	1,090	46,158
Toyota Motor Corp.	2,483	129,458

		$581,266

Netherlands — 2.9%
ASML Holding NV	980	$89,276

		$89,276

Singapore — 1.4%
DBS Group Holdings, Ltd.	4,533	$43,660

		$43,660

1

Security	Shares	Value
Spain — 3.4%
Industria de Diseno Textil SA	3,458	$106,696

		$106,696

Switzerland — 7.3%
Credit Suisse Group AG	8,290	$110,955
Roche Holding AG PC	452	115,900

		$226,855

United Kingdom — 27.5%
Diageo PLC	5,112	$131,380
Prudential PLC	5,679	98,895
Reckitt Benckiser Group PLC	1,321	120,330
Royal Dutch Shell PLC, Class B	7,105	161,323
Shire PLC	1,391	72,568
St. James’s Place PLC	9,593	113,960
Vodafone Group PLC	28,328	85,916
Worldpay Group PLC(1)(2)	16,732	66,811

		$851,183

Total Common Stocks (identified cost $3,368,772)		$2,988,792

Exchange-Traded Funds — 2.7%

Security	Shares	Value
Equity Funds — 2.7%
iShares MSCI Japan ETF	7,714	$84,006

Total Exchange-Traded Funds (identified cost $87,821)		$84,006

Short-Term Investments — 0.4%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.45%(3)	$12	$12,162

Total Short-Term Investments (identified cost $12,162)		$12,162

Total Investments — 99.5% (identified cost $3,468,755)		$3,084,960

Other Assets, Less Liabilities — 0.5%		$16,633

Net Assets — 100.0%		$3,101,593

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 29, 2016, the aggregate value of these securities is $66,811 or 2.2% of the Fund’s net assets.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 29, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended February 29, 2016 was $66.

2

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	21.9%	$678,137
Health Care	15.2	472,005
Consumer Staples	15.1	467,887
Information Technology	12.3	383,066
Consumer Discretionary	12.3	381,192
Industrials	10.1	313,108
Energy	5.2	161,323
Telecommunication Services	4.3	132,074
Exchange-Traded Funds	2.7	84,006
Short-Term Investments	0.4	12,162

Total Investments	99.5%	$3,084,960

Abbreviations:

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

Eaton Vance Focused International Opportunities Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund commenced operations on December 16, 2015. The Fund’s investment objective is to seek long-term capital appreciation.

Investment Valuation and Other

The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

3

Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

The Fund did not have any open financial instruments at February 29, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Fund at February 29, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$3,468,755

Gross unrealized appreciation	$32,805
Gross unrealized depreciation	(416,600)

Net unrealized depreciation	$(383,795)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 29, 2016, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Asia/Pacific	$51,401	$917,476		$—	$968,877
Developed Europe	—	1,914,386		—	1,914,386
Developed Middle East	105,529	—		—	105,529
Total Common Stocks	$156,930	$2,831,862	*	$—	$2,988,792
Exchange-Traded Funds	$84,006	$—		$—	$84,006
Short-Term Investments	—	12,162		—	12,162
Total Investments	$240,936	$2,844,024		$—	$3,084,960

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

4

Eaton Vance

International Small-Cap Fund

February 29, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.0%

Security	Shares	Value
Australia — 4.2%
Ansell, Ltd.	5,022	$61,554
BT Investment Management, Ltd.	7,948	51,663
carsales.com, Ltd.	11,376	94,399
IOOF Holdings, Ltd.	11,000	65,373
Mirvac Group	27,412	35,683
Regis Resources, Ltd.	17,271	31,877
Super Retail Group, Ltd.	9,018	52,214

		$392,763

Austria — 2.6%
Austria Technologie & Systemtechnik AG	5,595	$79,512
CA Immobilien Anlagen AG	4,846	82,266
Mayr Melnhof Karton AG	704	77,136

		$238,914

Belgium — 4.3%
Ackermans & van Haaren NV	708	$93,329
bpost SA	3,967	98,443
Cie d’Entreprises CFE	405	38,759
Melexis NV	1,787	90,799
Mobistar SA(1)	3,710	77,153

		$398,483

Bermuda — 0.5%
Hiscox, Ltd.	3,235	$43,582

		$43,582

Canada — 7.4%
Aecon Group, Inc.	4,404	$45,407
Detour Gold Corp.(1)	2,657	41,848
Gibson Energy, Inc.	4,948	62,938
Laurentian Bank of Canada	1,271	42,883
Linamar Corp.	777	33,940
Lundin Mining Corp.(1)	20,273	56,339
MacDonald Dettwiler & Associates, Ltd.	869	57,188
Norbord, Inc.	2,439	40,091
North West Co., Inc. (The)	2,259	52,393
OceanaGold Corp.	13,794	38,130
Parkland Fuel Corp.	2,986	45,794
Quebecor, Inc., Class B	2,120	53,979
Sandvine Corp.	31,295	68,697
Toromont Industries, Ltd.	2,215	52,044

		$691,671

China — 1.5%
CITIC Telecom International Holdings, Ltd.	238,413	$94,676
TAL Education Group ADR(1)	888	45,954

		$140,630

Denmark — 2.2%
GN Store Nord A/S	5,503	$110,070
Royal Unibrew A/S	2,358	96,468

		$206,538

Security	Shares	Value
Finland — 1.0%
Amer Sports Oyj	3,359	$93,537

		$93,537

France — 3.4%
Ipsen SA	1,482	$85,301
Metropole Television SA	5,053	84,655
Nexity SA	2,107	97,267
Rubis SCA	749	55,345

		$322,568

Germany — 3.0%
CTS Eventim AG & Co. KGaA	2,504	$87,646
Rational AG	111	55,066
Salzgitter AG	1,981	45,140
Software AG	2,653	93,528

		$281,380

Hong Kong — 1.4%
Hysan Development Co., Ltd.	20,207	$80,253
Johnson Electric Holdings, Ltd.	14,377	42,989

		$123,242

Italy — 4.3%
Azimut Holding SpA	3,649	$70,018
Banca Mediolanum SpA	10,901	77,081
Brembo SpA	1,942	80,052
MARR SpA	4,200	82,035
Moncler SpA	6,293	97,286

		$406,472

Japan — 28.7%
77 Bank, Ltd. (The)	10,000	$35,428
Ariake Japan Co., Ltd.	1,700	93,528
Asahi Co., Ltd.	2,400	29,023
Asahi Intecc Co., Ltd.	2,100	97,748
Century Tokyo Leasing Corp.	2,700	92,118
COLOPL, Inc.	4,300	72,539
Daifuku Co., Ltd.	5,600	88,426
Daiichikosho Co., Ltd.	3,520	147,222
Denka Co., Ltd.	29,000	102,728
Eiken Chemical Co., Ltd.	4,800	90,770
en-japan, Inc.	1,300	37,178
FP Corp.	3,600	137,575
GMO Internet, Inc.	9,700	111,029
H.I.S. Co., Ltd.	1,900	54,001
Hoshizaki Electric Co., Ltd.	1,634	126,459
J-COM Holdings Co., Ltd.	2,000	37,615
J. Front Retailing Co., Ltd.	2,800	32,669
Makino Milling Machine Co., Ltd.	6,000	36,585
MISUMI Group, Inc.	5,700	76,034
Morinaga & Co., Ltd.	25,000	139,942
Nishi-Nippon City Bank, Ltd. (The)	37,000	66,856
Nomura Co., Ltd.	5,900	72,463
OYO Corp.	3,700	38,276
Sac’s Bar Holdings, Inc.	7,300	97,105
Sakata Seed Corp.	5,800	141,150
San-In Godo Bank, Ltd. (The)	12,000	71,280
Shinmaywa Industries, Ltd.	16,000	113,330
Start Today Co., Ltd.	2,000	63,219
Sumco Corp.	5,800	36,847
Sun Frontier Fudousan Co., Ltd.	9,600	86,461
Tosei Corp.	16,600	98,071
Tsumura & Co.	3,200	81,148
Yaskawa Electric Corp.	6,200	74,358

		$2,679,181

Security	Shares	Value
Netherlands — 1.5%
Aalberts Industries NV	1,733	$53,688
Gemalto NV	1,436	91,004

		$144,692

New Zealand — 0.7%
Fletcher Building, Ltd.	13,378	$62,851

		$62,851

Singapore — 1.4%
Frasers Centrepoint Trust	67,000	$94,581
SIIC Environment Holdings, Ltd.(1)	80,700	40,152

		$134,733

Spain — 1.2%
Acciona SA	613	$46,591
Tecnicas Reunidas SA	2,373	64,187

		$110,778

Sweden — 4.4%
Avanza Bank Holding AB	1,016	$39,407
D Carnegie & Co. AB(1)	7,231	56,080
Indutrade AB	2,498	138,841
Nobia AB	7,371	70,521
Trelleborg AB, Class B	6,473	107,384

		$412,233

Switzerland — 1.4%
Bucher Industries AG	413	$91,351
Vontobel Holding AG	977	42,514

		$133,865

United Kingdom — 21.9%
Aldermore Group PLC(1)	27,326	$75,882
Beazley PLC	8,148	40,581
Bellway PLC	2,601	92,543
Bodycote PLC	16,771	132,819
BTG PLC(1)	10,186	87,982
DS Smith PLC	19,168	103,211
Essentra PLC	9,296	107,406
Halma PLC	8,289	101,943
Henderson Group PLC	11,904	38,648
Hikma Pharmaceuticals PLC	3,721	96,978
Inchcape PLC	9,274	94,786
John Wood Group PLC	11,287	97,583
Jupiter Fund Management PLC	6,985	38,650
Melrose Industries PLC	4,311	19,633
NewRiver Retail, Ltd.	16,794	76,027
OneSavings Bank PLC	16,516	62,811
Paysafe Group PLC(1)	10,642	58,532
Regus PLC	29,236	117,298
SIG PLC	42,061	81,159
Spirax-Sarco Engineering PLC	2,177	94,877
Spire Healthcare Group PLC(2)	19,514	93,472
St. James’s Place PLC	5,718	67,927
UNITE Group PLC (The)	10,006	84,789
Victrex PLC	4,167	89,332
WH Smith PLC	3,721	93,186

		$2,048,055

Total Common Stocks (identified cost $9,723,291)		$9,066,168

Short-Term Investments — 2.2%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.45%(3)	$206	$206,406

Total Short-Term Investments (identified cost $206,406)		$206,406

Total Investments — 99.2% (identified cost $9,929,697)		$9,272,574

Other Assets, Less Liabilities — 0.8%		$78,332

Net Assets — 100.0%		$9,350,906

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 29, 2016, the aggregate value of these securities is $93,472 or 1.0% of the Fund’s net assets.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 29, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended February 29, 2016 was $220.

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
Japanese Yen	28.7%	$2,679,181
British Pound Sterling	22.4	2,091,637
Euro	21.4	1,996,824
Canadian Dollar	7.4	691,671
Swedish Krona	4.4	412,233
Australian Dollar	4.2	392,763
United States Dollar	2.7	252,360
Hong Kong Dollar	2.3	217,918
Danish Krone	2.2	206,538
Singapore Dollar	1.4	134,733
Swiss Franc	1.4	133,865
New Zealand Dollar	0.7	62,851

Total Investments	99.2%	$9,272,574

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	20.4%	$1,907,509
Industrials	19.8	1,853,312
Consumer Discretionary	15.0	1,403,538
Information Technology	10.4	973,187
Materials	10.0	933,664
Health Care	8.6	805,023
Consumer Staples	6.5	605,516
Energy	2.9	270,502
Telecommunication Services	1.9	171,829
Utilities	1.5	142,088
Short-Term Investments	2.2	206,406

Total Investments	99.2%	$9,272,574

Abbreviations:

ADR	-	American Depositary Receipt

Eaton Vance International Small-Cap Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund commenced operations on December 16, 2015. The Fund’s investment objective is to seek long-term capital appreciation.

Investment Valuation and Other

The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

The Fund did not have any open financial instruments at February 29, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Fund at February 29, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$9,929,697

Gross unrealized appreciation	$241,069
Gross unrealized depreciation	(898,192)

Net unrealized depreciation	$(657,123)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 29, 2016, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Asia/Pacific	$45,954	$3,487,446		$—	$3,533,400
Developed Europe	77,081	4,764,016		—	4,841,097
North America	691,671	—		—	691,671
Total Common Stocks	$814,706	$8,251,462	*	$—	$9,066,168
Short-Term Investments	$—	$206,406		$—	$206,406
Total Investments	$814,706	$8,457,868		$—	$9,272,574

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 25, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	April 25, 2016